Financial instruments - Trade Receivables Related to Sales of Gold and Copper Prior to Mark-to-market Adjustment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Table [Line Items]
Financial assets, at fair value	$ 40,693	$ 29,264
Trade receivables prior to mark-to-market adjustment
Statement Table [Line Items]
Financial assets, at fair value	29,624	29,264
Mark-to-market adjustment related to gold and copper concentrate
Statement Table [Line Items]
Financial assets, at fair value	7,294	5,185
Mark-to-market adjustment related to molybdenum products
Statement Table [Line Items]
Financial assets, at fair value	$ 3,775	$ 0